NOTE 28 - Subsequent events	12 Months Ended
Dec. 31, 2024
Notes
NOTE 28 - Subsequent events:

NOTE 28 - Subsequent events:

1)On January 16, 2025, the Company signed a new lease agreement replacing the existing lease agreement with the lessor (Note 8d).

2)On February 14, 2025, the Company completed a voluntary delisting process of its common shares from the Canadian Securities Exchange and continue to be traded on Nasdaq Global Market.

3)Following December 31, 2024, the Company received an additional aggregate amount of $1,677 to its short-term loan (Note 10A).

4)Following December 31, 2024, the Company received $1,797 as part of a new loans facilities, available for lenders who participated in convertible loan B (Note 14b). The loans will bear interest at a rate of 5%, 10% and 12% per annum, paid on a quarterly or annually basis. The term of the loans is 24 months from the closing date. In addition, the Company will extend the Eary Conversion Warrants and Major Investor Warrants held by the lenders.

5)Following December 31, 2024, the Company received $480 as part of a new convertible loan facility. The new convertible loan facility will bear interest at a rate of 8% per annum and will be paid on an annual basis. The term of the convertible loan is 36 months for the closing date. The lender may, at any time following the First Anniversary, prior to the Maturity Date, elect to convert any unconverted portion of the Principal Amount together with the accrued Interest thereon (the “Remaining Amount”), in principal increments of $1,000,000 or the full amount of the loan, or such other increment agreed to by the Company and the lender into common shares at the Conversion Price (as defined below).

The conversion price is the price per Share (the “Conversion Price”) that is equal to Closing Market Average of the Company’s common shares on the date of conversion less a discount of 20% but in any event not less than the Closing Market Price on the date of issuance (the “Floor Price”) and not higher than three times the Floor Price if converted after the First Anniversary and before the Second Anniversary and five times the Floor Price if converted after the Second Anniversary.

No conversion may be made within 3 months of the latest conversion by the lender.